EMPLOYEE BENEFIT PLANS - Schedule of Change in Benefit Obligation and Plan Assets, and Funded Status (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Change in Plan Assets
Fair value at beginning of year	$ 468	$ 451
Actual return on plan assets	1	39
Company contributions	34	33	$ 16
Benefits paid	(24)	(25)
Settlements	(13)	(24)
Other, including expenses paid	(15)	2
Reclassified to held for sale	0	(8)
Acquisitions	56	0
Fair value of assets end of year	507	468	451
Funded Status
Benefit obligation	657	575	760
Fair value of plan assets	507	468	451
Funded status of plans	(150)	(107)
Amounts included in the balance sheet:
Other non-current assets	43	32
Accrued compensation and benefits	(13)	(12)
Post-employment and other benefit liabilities	(180)	(127)
Net amount recognized	(150)	(107)
Change in Benefit Obligation
Benefit obligation at beginning of year	575	760
Service cost	14	15	20
Interest cost	26	31	18
Actuarial (gain) loss	(9)	27
Benefits paid	(24)	(25)
Curtailment, settlements and special termination benefits	(13)	(24)
Other, including expenses paid	(25)	3
Reclassified to held for sale	0	(212)
Acquisitions	113	0
Benefit obligation at end of year	$ 657	$ 575	$ 760